Condensed financial information of registrant	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of registrant
Schedule II - Condensed financial information of registrant
As required by
§ 210.12-04,
condensed financial position information of registrant’s (parent-only) is presented as ‘Statement of financial position of Aegon Ltd.’ under Financial statements of Aegon Ltd. section and is incorporated herein by reference.
The condensed income statement and condensed cash flow statements of parent-only, together with the additional disclosures required by
§ 210.12-04,
are presented below.
Condensed income statement of Aegon Ltd.
For the year ended December 31

Amounts in EUR million	2025	2024	2023

Net result group companies	1,184	806	(65)

Other income / (loss)	(207)	(118)	(114)

Net result	977	688	(179)

Condensed cash flow statement of Aegon Ltd.
For the year ended December 31

Amounts in EUR millions	2025	2024	2023

Result before tax	(217)	(137)	(133)

Adjustments	(56)	170	(264)

Net cash flows from operating activities	(273)	34	(397)

Dividends, capital repayments and capital injections of subsidiaries, associates and joint ventures	721	1,319	2,567

Purchase of equipment	(11)	(8)	-

Net cash flows from investing activities	710	1,311	2,567

Purchase of treasury shares	(549)	(925)	(1,072)

Issuance and repurchase of borrowings	311	(248)	145

Dividends paid	(596)	(521)	(494)

Coupons on perpetual securities	(67)	(68)	(65)

Other	2	2	-

Net cash flows from financing activities	(900)	(1,760)	(1,485)

Net increase / (decrease) in cash and cash equivalents	(463)	(415)	685
Five-year schedule of maturities of debt
As at December 31

	2025		2024

Amounts in EUR million	Subordinated borrowings	Long-term Borrowings	Subordinated borrowings	Long-term Borrowings

Remaining terms less than 1 year	-	-	-	-

Remaining terms 1 - 2 years	-	-	-	-

Remaining terms 2 - 3 years	-	-	-	-

Remaining terms 3 - 4 years	-	-	-	-

Remaining terms 4 - 5 years	-	-	-	-

Remaining terms longer than 5 years	680	740	770	781

Total	680	740	770	781
Remittances from and capital contributions to business units
During 2025, Aegon received EUR 1.1 billion of remittances from its business units the Americas, United Kingdom, International, and Asset Management, as well as dividends from a.s.r. Aegon spent EUR 0.8 billion on capital contributions to US, International and Asset Management.
During 2024, Aegon received EUR 1.1 billion of remittances from its business units the Americas, United Kingdom, International, and Asset Management, as well as dividend from a.s.r. Aegon spent EUR 0.1 billion on capital contributions to International and Asset Management.